Selling, General and Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling, General and Administrative expenses
Schedule of detailed information about selling, general and administrative expenses

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Staff costs	10,665	8,738	7,811
Consulting and contractors’ fees	11,116	6,801	4,526
Legal fees	995	776	1,033
Rent	639	317	440
Facilities	166	209	226
Depreciation and amortization expense	1,284	1,042	914
IT	1,252	1,190	517
Travel	1,024	934	1,097
Insurance fees	511	985	1,504
Recruitment	741	207	245
Other	68	488	542
Total selling, general and administrative expenses	28,461	21,687	18,855